BUSINESS ACQUISITION - Dada, allocation (Details) - Dada $ in Thousands	Apr. 30, 2020 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and the related deferred tax liabilities	(172,118)
Goodwill	168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)
Total purchase consideration	14,292
User base and customer relationships
Business Acquisition [Line Items]
Intangible assets, net	$ 7,576
Amortization period
Amortization period (in years)	2 years
Trade name and domain names
Business Acquisition [Line Items]
Intangible assets, net	$ 13,452
Amortization period
Amortization period (in years)	5 years
Others
Business Acquisition [Line Items]
Intangible assets, net	$ 3,044
Amortization period
Amortization period (in years)	1 year